FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2026
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

10. FAIR VALUE MEASUREMENTS:

The table below presents activity within Level 3 of the fair value hierarchy, our liabilities carried at fair value for the period ended June 30, 2026:

(in thousands)	Derivative Liability
Balance at January 1,2026	$—
Fair value of the derivative liabilities	(1,460)
Total change in the liability included in earnings	(3,391)
Reclass from liability to equity	4,851
Balance at June 30, 2026	$—

The $4.9 million related to the fair value of the derivative is included in the exchange of the notes payable for Series A-1 Preferred Stock.

The valuation of the derivative liability, preferred stock warrants and the preferred stock was determined using option pricing models. These models use inputs such as the underlying price of the shares issued at the measurement date, expected volatility, risk free interest rate and expected life of the instrument. Since our common stock was not publicly traded until February 2022 there has been insufficient volatility data available. Accordingly, we have used an expected volatility based on historical common stock volatility of our peers.

The fair value of the derivative liability and preferred stock warrants was determined by using an option pricing model assuming the following:

	June 22	May 13	March 30	March 18
	2026	2026	2026	2026
Expected term (years)	2.99	2.50	3.00	0.50
Risk-free interest rate	4.16%	3.99%	3.78%	3.67%
Expected volatility	50.0%	50.0%	50.0%	50.0%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%

The fair value of the preferred stock was determined by using an option pricing model assuming the following:

	June 22	March 30
	2026	2026
Expected term (years)	10.00	10.00
Risk-free interest rate	4.41%	4.26%
Expected volatility	50.0%	50.0%
Expected dividend yield	0.0%	0.0%

Additionally, the Company had determined that the derivative liability was most appropriately classified within Level 3 of the fair-value hierarchy by evaluating each input for the option pricing models against the fair-value hierarchy criteria and using the lowest level of input as the basis for the fair-value classification as called for in ASC 820. There are six inputs: closing price of the Company’s common stock on the day of evaluation; the exercise price of the warrants; the remaining term of the warrants; the volatility of the Company’s stock over that term; annual rate of dividends; and the risk-free rate of return. Of those inputs, the exercise price of the warrants and the remaining term are readily observable in the warrant agreements. The annual rate of dividends is based on the Company’s historical practice of not granting dividends. The closing price of SmartKem stock would fall under Level 1 of the fair-value hierarchy as it is a quoted price in an active market (ASC 820-10). The risk-free rate of return is a Level 2 input as defined in ASC 820-10, while the historical volatility is a Level 3 input as defined in ASC 820. Since the lowest level input is a Level 3, the Company determined the warrant liability was most appropriately classified within Level 3 of the fair value hierarchy.

The table below presents activity within Level 3 of the fair value hierarchy, our notes receivable carried at fair value for the period ended June 30, 2026:

Convertible Note
(in thousands)	Receivable
Balance at January 1,2026	$—
Initial recognition of notes receivable	6,500
Change in fair value recognized in earnings	(287)
Balance at June 30, 2026	$6,213

The fair value of the notes receivable is determined using valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Because the notes are not traded in active markets and contain significant unobservable assumptions, including estimates of enterprise value, expected transaction outcomes, timing assumptions, probabilities of conversion or repayment, and appropriate discount rates, the notes receivable are classified as Level 3 assets within the fair value hierarchy established by ASC 820.

	Quoted Prices	Significant Other	Significant
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs	June 30,
	(Level 1)	(Level 2)	(Level 3)	2026
Description
Notes Receivable:
Ferrox notes receivable	$—	$—	$6,213	$6,213
Total	$—	$—	$6,213	$6,213

The fair value of the Ferrox notes receivable was estimated using a probability-weighted expected return methodology that considered multiple potential outcome scenarios, including repayment at maturity, conversion into equity securities, and the anticipated business combination transaction between the Company and Ferrox.

Significant unobservable inputs included estimates of Ferrox enterprise value, expected transaction outcomes, discount rates, timing assumptions, and probabilities assigned to each scenario. Changes in any of these significant unobservable inputs could result in a materially different fair value measurement in future periods.